Fees Summary	Sep. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,105,000.00
Previously Paid Amount	0.00
Total Fee Amount	566.90
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 566.90
Narrative - Max Aggregate Offering Price	$ 4,105,000.00
Final Prospectus	true